Annual Total Returns[BarChart] - Invesco KBW Premium Yield Equity REIT ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.75%)	29.17%	10.28%	23.81%	(8.18%)	33.05%	0.86%	(18.04%)	23.44%	(25.82%)